Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net Income	$ 446,635	$ 2,366,627
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Allowance for doubtful accounts	1,038,762	147,505
Depreciation and amortization	129,203	117,086
Deferred tax benefit	39,388	(38,797)
Non-cash lease expense	(1,105)	62,813
Loss from disposal of property and equipment	(262,545)
Changes in assets and liabilities:
Accounts receivable	(2,093,244)	(3,285,638)
Advance to suppliers	(4,452,160)	1,178,486
Amounts due from related parties
Prepaid expenses and other current assets	2,111,735	(1,196,329)
Other non-current assets	(740,197)	257,493
Accounts payable	(661,891)	317,130
Deferred revenue	(1,254,973)	(419,123)
Taxes payable	311,741	665,261
Accrued liabilities and other payables	184,880	(32,207)
Due to a related party	(225,000)
Operating lease liability	(56,372)	(63,208)
Net cash provided by (used in) operating activities	(5,485,143)	77,099
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(74,411)
Net cash (used in) provided by investing activities	(74,411)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	1,569,218	4,200,348
Repayments of short-term bank loans	(2,981,515)	(1,448,396)
Proceeds from long-term bank loans	(351,740)
Contribution from shareholders	34,069,438
Payment for deferred offering costs	82,440	(478,953)
Net cash provided by financing activities	32,387,841	2,272,999
Effect of exchange rate changes	362,729	190,760
Net increase (decrease) in cash	27,191,016	2,540,858
Cash at beginning of year	1,319,977	1,359,137
Cash at end of year	28,510,993	3,899,995
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	418,718	8,883
Interest expense paid	$ 56,771	$ 98,163